Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings

The following table presents the realized and unrealized gains and losses that are recognized in earnings as net gain (loss) on derivative instruments for the three and six months ended June 30, 2018 and 2017:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2018	2017	2018	2017
Realized gain (loss):
Interest rate swap contracts	$57	$(938)	$(247)	$(1,607)
Foreign exchange forward contracts	134	(97)	1,239	(166)

Total realized gain (loss):	191	(1,035)	992	(1,773)

Unrealized gain (loss):
Interest rate swap contracts	2,995	(1,334)	11,942	(275)
Foreign exchange forward contracts	(1,218)	833	(990)	1,031

Total unrealized gain (loss):	1,777	(501)	10,952	756

Total realized and unrealized gain (loss) on derivative instruments:	$1,968	$(1,536)	$11,944	$(1,017)